Fair value measurements - assets and liabilities measured at fair value on recurring basis (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	€ 99,730	€ 98,044
Adjustments for decrease (increase) in derivative financial assets	531
Adjustments for increase (decrease) in derivative financial liabilities	315
Adjustments for increase (decrease) in money market securities	5,509
Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	9,396	3,430
Liabilities	633	318
Recurring fair value measurement | Derivatives
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Liabilities	633	318
Recurring fair value measurement | Debt securities and equity instruments measured at FVOCI
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	95	37
Recurring fair value measurement | Debt securities and equity instruments measured at FVPL
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	290	292
Recurring fair value measurement | Derivatives
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	629	98
Recurring fair value measurement | Collateral deposits
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	32	42
Recurring fair value measurement | Receivables From Financing Activities
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	473	580
Recurring fair value measurement | Trade receivables
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	12	19
Recurring fair value measurement | Other receivables
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	63	69
Recurring fair value measurement | Money market securities
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	7,802	2,293
Recurring fair value measurement | Level 1
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	8,175	2,615
Liabilities	0	0
Recurring fair value measurement | Level 1 | Derivatives
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Liabilities	0	0
Recurring fair value measurement | Level 1 | Debt securities and equity instruments measured at FVOCI
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	66	3
Recurring fair value measurement | Level 1 | Debt securities and equity instruments measured at FVPL
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	275	277
Recurring fair value measurement | Level 1 | Derivatives
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	0	0
Recurring fair value measurement | Level 1 | Collateral deposits
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	32	42
Recurring fair value measurement | Level 1 | Receivables From Financing Activities
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	0	0
Recurring fair value measurement | Level 1 | Trade receivables
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	0	0
Recurring fair value measurement | Level 1 | Other receivables
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	0	0
Recurring fair value measurement | Level 1 | Money market securities
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	7,802	2,293
Recurring fair value measurement | Level 2
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	657	138
Liabilities	633	318
Recurring fair value measurement | Level 2 | Derivatives
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Liabilities	633	318
Recurring fair value measurement | Level 2 | Debt securities and equity instruments measured at FVOCI
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	16	21
Recurring fair value measurement | Level 2 | Debt securities and equity instruments measured at FVPL
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	0	0
Recurring fair value measurement | Level 2 | Derivatives
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	629	98
Recurring fair value measurement | Level 2 | Collateral deposits
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	0	0
Recurring fair value measurement | Level 2 | Receivables From Financing Activities
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	0	0
Recurring fair value measurement | Level 2 | Trade receivables
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	12	19
Recurring fair value measurement | Level 2 | Other receivables
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	0	0
Recurring fair value measurement | Level 2 | Money market securities
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	0	0
Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	564	677
Liabilities	0	0
Recurring fair value measurement | Level 3 | Derivatives
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Liabilities	0	0
Recurring fair value measurement | Level 3 | Debt securities and equity instruments measured at FVOCI
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	13	13
Recurring fair value measurement | Level 3 | Debt securities and equity instruments measured at FVPL
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	15	15
Recurring fair value measurement | Level 3 | Derivatives
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	0	0
Recurring fair value measurement | Level 3 | Collateral deposits
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	0	0
Recurring fair value measurement | Level 3 | Receivables From Financing Activities
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	473	580	€ 973
Recurring fair value measurement | Level 3 | Trade receivables
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	0	0
Recurring fair value measurement | Level 3 | Other receivables
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	63	69	€ 0
Recurring fair value measurement | Level 3 | Money market securities
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	€ 0	€ 0